Offerings	Oct. 13, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	N/A
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 53,700,636.19
Amount of Registration Fee	$ 7,416.06
Offering Note	The fee of $7,416.06 was paid in connection with the filing of the Schedule TO by Federated Hermes Project and Trade Finance Tender Fund (File No. 005-89950) on July 17, 2026 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.